Wells Fargo Advantage Funds [logo]

Evergreen Investments [logo]

Product Alert

Integration Update

March 3, 2010

Proposed Integration of Certain Evergreen and Wells Fargo Advantage Fixed-Income Funds: Frequently Asked Questions

A definitive prospectus/proxy statement that proposes the mergers of three Evergreen Funds and one Wells Fargo Advantage Fund was filed with the Securities and Exchange Commission (SEC) on March 3, 2010. The proxy is seeking shareholder approval for the merger of four Funds into two acquiring Wells Fargo Advantage Funds® in what is expected be a non-taxable event for U.S. federal income tax purposes.

The prospectus/proxy statement is the first of 11 proxy statements expected to be filed with the SEC in the first quarter of 2010 as part of an overall plan to reorganize the Evergreen Funds into the Wells Fargo Advantage Funds family.

The following questions and answers are intended for shareholders and investment professionals who have questions about these proposed reorganizations.

Overview

What are shareholders being asked to vote on at a special meeting on April 15, 2010?

Shareholders are being asked to approve the merger of their target Fund (as indicated in the table below) into an acquiring Wells Fargo Advantage Fund. In each merger, the target Fund will transfer all of its assets and liabilities to a corresponding acquiring Fund in exchange for shares of the same or a comparable class of the acquiring Fund. Immediately after the closing of the merger, shareholders will hold the shares of an acquiring Fund with a total dollar value equal to the total dollar value of the shares of the target Fund that they held before the closing. The target Funds and the corresponding acquiring Funds are listed in the table below:

Fund Reorganizations Subject to Shareholder Approval

Target (Merging) Funds	Acquiring Funds	Acquiring Fund Portfolio Managers
Evergreen Core Plus Bond Fund	Wells Fargo Advantage Income Plus Fund	Michael J. Bray, CFA D. James Newton II, CFA, CPA Thomas M. Price, CFA Janet S. Rilling, CFA, CPA
Evergreen Core Bond Fund	Wells Fargo Advantage Total Return Bond Fund	Troy Ludgood Thomas O’ Connor, CFA
Evergreen Short Intermediate Bond Fund	Wells Fargo Advantage Total Return Bond Fund	Troy Ludgood Thomas O’ Connor, CFA
Wells Fargo Advantage Diversified Bond Fund	Wells Fargo Advantage Total Return Bond Fund	Troy Ludgood Thomas O’ Connor, CFA

Shareholders of the three Evergreen Funds are also being asked to approve a new investment subadvisory agreement with Wells Capital Management, which became the Funds’ subadvisor effective December 1, 2009. The new agreement was approved by the Evergreen Funds’ Board of Trustees and is subject to shareholder approval (within 150 days of the date of the subadvisor change).

Will the proposed mergers result in any federal tax liability for shareholders?

Each proposed merger is expected to be a non-taxable event for U.S. federal income tax purposes.

Have the Boards of Trustees of Wells Fargo Advantage Funds and the Evergreen Funds approved these proposals?

Yes. The Boards have unanimously agreed that these mergers are in the Funds’ best interests and recommend that shareholders cast a favorable vote.

Why have the Boards recommended that shareholders vote in favor of the mergers?

Among the factors the Boards considered in recommending these mergers were the following:

The investment objectives and principal investment strategies of the target and acquiring Funds are similar.

Shareholders will not incur any sales charges or similar transaction charges or bear any direct expenses in connection with the mergers.

The net operating expenses of the acquiring Funds currently are the same or lower than that of the target funds.

The combined Funds are expected to have enhanced viability due to a larger asset base, which creates the possibility of achieving economies of scale.

What is the timeline for the reorganizations?

Time Frame	Event
January 15, 2010	Record date for special shareholder meeting.
March 2010	Proxy materials will be mailed to shareholders of record as of January 15, 2010.
April 15, 2010

Scheduled date of the special shareholder meeting. For shareholders who will not attend the meeting in person, proxy voting instructions must be received prior to the meeting. Meeting will be held at 10:00 a.m., Pacific Time, at 525 Market Street, 12th Floor, San Francisco, California.

July 9, 2010	If approved by shareholders, the reorganizations will occur on or about July 9, 2010, at the close of business.

A proxy vote allows record-date fund shareholders to cast a vote without attending the shareholder meeting on April 15, 2010.

Who is entitled to vote?

Shareholders who owned shares of the target Funds on the record date, which is

January 15, 2010, and who have the authority to vote their shares will receive proxy materials and are encouraged to cast their vote. Shareholders of record are entitled to one vote for each whole share and a fractional vote for each fractional share of the Fund that they owned on the record date.

What methods can be used to vote?

Shareholders may vote in the following ways:

By returning the proxy ballot by mail prior to the shareholder meeting.

By calling the toll-free number listed on their proxy ballot. To vote by telephone, shareholders will need the control number printed on the ballot.

By going online to the Web site listed on their proxy ballot and following the instructions. To vote online, shareholders will need the control number printed on the ballot.

By personally attending and voting at the shareholder meeting on April 15, 2010.

Will shareholders receive a confirmation when they have completed voting their proxy?

Shareholders will not receive a confirmation if they send their proxy vote by mail. They may call the proxy solicitation firm (The Altman Group) at 1-866-342-1635 to confirm receipt of their mailed ballot. Shareholders will receive a confirmation if they vote by telephone with the proxy solicitor. If they vote online, they will be able to print a confirmation of their proxy vote or request an e-mail confirmation.

What if shareholders of a certain Fund do not approve the merger of that Fund?

If this occurs, the merger will not take place for that Fund, and the Boards of Trustees will determine an appropriate course of action.

Proxy Solicitation Process

How can shareholders vote over the phone?

Shareholders who want to vote over the phone should call or be transferred to The Altman Group, a proxy solicitation firm that was hired for this proxy solicitation process, at 1-866-342-1635. The Altman Group may transfer shareholders to Wells Fargo Advantage Funds or Evergreen Investments if it receives questions it is unable to answer, such as questions about specific accounts. Shareholders can also vote by using the automated phone service by calling the number listed on their proxy ballot card.

If shareholders approve the proposals, when will the mergers take effect?

Upon shareholder approval, the changes are expected to become effective after close of business July 9, 2010.

Will anyone call shareholders regarding the proxy?

An independent proxy solicitor, The Altman Group, may contact shareholders regarding this proxy. If a shareholder questions the validity of a solicitation call, please reassure them that Evergreen Investments and Wells Fargo Advantage Funds are aware of the phone call.

Who is paying for the proxy solicitation?

Wells Fargo Funds Management, LLC, Evergreen Investments Management Company, LLC, or one of their affiliated companies will pay for all expenses incurred for this proxy solicitation. The expenses will not be charged to the Funds or to the Funds’ shareholders.

Whomcan shareholders call for additional information?

If shareholders have questions about the proxy materials or the proposals, they may call their relationship manager, investment professional, Wells Fargo Advantage Funds at 1-800-222-8222, or Evergreen Funds at 1-800-343-2898. If they have any questions about how to vote their proxy they may call our proxy solicitor, The Altman Group, directly at 1-866-342-1635.

Reorganization Process

Can shareholders exchange or redeem their shares before the proposed merger takes place?

Yes. Shareholders may exchange their shares for shares of another Fund within their respective family, or redeem their shares, at any time before the proposed merger takes place. If shareholders choose to do so, their request will be treated as a normal exchange or redemption of shares and may be a taxable transaction or subject to any applicable deferred sales charges or redemption fees. Shareholders can also make subsequent purchases of shares of their Funds prior to the proposed mergers.

What will happen to the price of the acquiring Fund on the day of the proposed merger?

The price of the acquiring Fund will be impacted by the performance of the securities in its portfolio on the date of the reorganization. However, the proposed reorganization by itself will not affect the share price of the acquiring Fund.

After the mergers, will target Fund shareholders pay lower net operating expenses in the acquiring Funds than they do today?

Pending shareholder approval of the reorganizations, Fund expenses will be the same (for the Wells Fargo Advantage Diversified Bond Fund) or lower (for the three Evergreen Funds).

What share classes will shareholders own after the proposed merger?

If shareholders own this share class of a target Evergreen Fund:	They will receive this share class of the acquiring Wells Fargo Advantage Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class IS	Class A
Class I (excluding Evergreen Short Intermediate Bond Fund)	Institutional Class
Class I shares of the Evergreen Short Intermediate Bond Fund	Administrator Class shares of the Wells Fargo Advantage Total Return Bond Fund

Shareholders of Administrator Class shares of the Wells Fargo Advantage Diversified Bond Fund* will receive Administrator Class shares of the Wells Fargo Advantage Total Return Bond Fund.

* The Wells Fargo Advantage Diversified Bond Fund currently offers only Administrator Class shares.

General Information

Where can I find detailed information about the mapping of share classes in the proposed fund lineup?

A Wells Fargo Advantage Funds and Evergreen Funds Merger Conversion Tool is available on our Web sites. Please visit the following links:

Wells Fargo Advantage Funds Web site: http://www.wellsfargoadvantagefunds.com/wfweb/wf/home/integration_tool/wfaf.jsp

Wells Fargo Advantage Funds Institutional Cash Management Web site:

http://www.wellsfargoadvantagefunds.com/wfweb/wf/home/integration_tool/wfaf_icm.jsp

Evergreen Investments Web site:

http://www.evergreeninvestments.com

Will current shareholders of an acquiring Wells Fargo Advantage Fund receive a combined prospectus/proxy statement?

No, only the Evergreen Funds shareholders or target Wells Fargo Advantage Funds shareholders will receive a combined prospectus/proxy statement.

Following the reorganizations, mergers, and liquidations, how many Wells Fargo Advantage Funds will be offered?

If all of the proposed changes take effect, Wells Fargo Advantage Funds will have a combined total of 128 mutual funds, variable trust funds, and Wells Fargo Managed Account CoreBuilder® Shares.

Following the Fund mergers, what will be the Funds’ Web site address?

After the mergers and reorganizations are complete, all investors will use www.wellsfargo.com/advantagefunds as the primary Web site address. Until that time, Evergreen Funds investors may continue to visit www.evergreeninvestments.com. After the mergers and reorganizations, the Evergreen Investments site will re-direct to www.wellsfargo.com/advantagefunds.

What about changes to mailing addresses and telephone numbers?

For now, it’s business as usual for shareholders. Investors will receive the same high level of service that they have always received. We will communicate, well in advance, any changes to our contact information.

This is not an offer to sell, nor a solicitation of an offer to buy, shares of any investment company, nor is it a solicitation of any proxy.

Additional Information and Where to Find it

In connection with the proposed transaction, the acquirer has filed a Prospectus/Proxy Statement with the Securities and Exchange Commission (SEC). All shareholders are advised to read this Prospectus/Proxy Statement in its entirety when it becomes available, because it will contain important information regarding the acquirer, the target, the transaction, the persons soliciting proxies in connection with the transaction and the interests of these persons in the transaction and related matters. The target intends to mail the Prospectus/Proxy Statement to its shareholders once such Prospectus/Proxy Statement is declared effective by the SEC. Shareholders may obtain a free copy of the Prospectus/Proxy Statement when available and other documents filed by the acquirer with the SEC at the SEC’s Web site at http://www.sec.gov. Free copies of the Prospectus/Proxy Statement, once available, may be obtained by directing a request via mail, phone, or e-mail to acquirer, Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA, 02266-8266, 1-800-222-8222, www.wellsfargo.com/advantagefunds. Free copies of the Prospectus/Proxy Statement, once available, also may be obtained by directing a request via mail or fax to target, Evergreen Funds, 200 Berkeley Street, Boston, MA, 02116, 1-800-343-2898, www.evergreeninvestments.com. In addition to the Prospectus/Proxy Statement, the target and the acquirer file annual and semi-annual reports and other information with the SEC. You may read and copy any reports, statements, or other information filed by the target or the acquirer at the SEC’s public reference rooms at 100 F Street, N.E., Washington, D.C., 20549-0213. Please call the Commission at 1-800-SEC-0330 for further information on the public reference room. Filings made with the SEC by either the target or the acquirer are also available to the public from commercial document-retrieval services and at the Web site maintained by the SEC at http://www.sec.gov.

Participants in the Solicitation

The acquirer, the target and their respective directors, executive officers, and certain members of their management and other employees may be soliciting proxies from shareholders in favor of the transaction and other related matters. Information concerning persons who may be considered participants in the solicitation of the target’s shareholders under the rules of the SEC will be set forth in the Prospectus/Proxy Statement filed by the acquirer with the SEC in March 2010.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. Some funds, including nondiversified funds and funds investing in foreign investments, high-yield bonds, and/or more volatile segments of the economy, entail additional risk and may not be appropriate for all investors. Consult a Fund's prospectus for additional information on these and other risks.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus, containing this and other information, visit www.evergreeninvestments.com for Evergreen Funds and www.wellsfargo.com/advantagefunds for Wells Fargo Advantage Funds. Read the prospectus carefully before investing.

The Variable Trust Funds are generally available only through insurance company variable contracts.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account Services and Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company. 121259 03-10

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE